NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	October 31, 2018

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -   Altegris Futures Evolution Strategy Fund

     Altegris GSA Trend Strategy Fund

     Altegris Managed Futures Strategy

Post-Effective Amendment No. 1,131 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund and Altegris Managed Futures Strategy Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris Futures Evolution Strategy Fund	1131	0001580642-18-005030	October 26, 2018
Altegris GSA Trend Strategy Fund	1131	0001580642-18-005030	October 26, 2018
Altegris Managed Futures Strategy	1131	0001580642-18-005030	October 26, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,
/s/ Stephanie Shearer
Stephanie Shearer
Secretary